RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Apr. 30, 2017
Related Party Transactions [Abstract]
Summary of related party indebtedness
	Accounts Payable	Accounts Payable – Related Party	Accrued Expenses	Notes Payable
Hanks:
Accrued compensation	$-	$-	$883,584	$-
Accounts payable	-	8,033	-	-
Notes payable	-	-	-	39,337
Accrued interest payable	-	-	5,901	-
Lemons:
Accrued consulting fees	-	-	791,315	-
Notes payable	-	-	-	63,530
Accrued interest payable	-	-	9,320	-
Katabi:
Accounts payable	5,536	-	-	-
Accrued consulting fees	-	-	375,000	-
Notes payable	-	-	-	27,100
Accrued interest payable	-	-	4,065	-

Total	$5,536	$8,033	$2,069,185	$129,967